Note 7 Amount of payment deferral and financing with public guarantees of the Group (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020 [1]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	€ 21,931	€ 28,405
Operations financing with public guarantee	16,093	16,053
Total operations with payment deferral and guarantees	€ 38,025	€ 44,458
Credit investment percentage	10.90%	12.90%
Current [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	€ 189	€ 6,536
Finished [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	21,743	21,868
Number of clients [Member]
Amount of payment deferral and financing with public guarantees of the Group [Line Items]
Operations with payment deferral	2,188,720	2,779,964
Operations financing with public guarantee	€ 264,809	€ 249,458

[1]	(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.